                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-10565
                      ------------------------------------
                      (Investment Company Act file number)

                           EQUITY SECURITIES TRUST II
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        c/o The Bank of New York
           101 Barclay Street
           New York, New York                                   10286
 ----------------------------------------                     ----------
 (Address of principal executive offices)                     (Zip code)

                                Ms. Betty Cocozza
                              The Bank of New York
                               101 Barclay Street
                            New York, New York 10286
                     ---------------------------------------
                     (Name and address of agent for service)

                                  212-815-2909
              ----------------------------------------------------
              (Registrant's telephone number, including area code)

                                December 31, 2004
                            -------------------------
                            (Date of fiscal year end)

                                  June 30, 2004
                           --------------------------
                           (Date of reporting period)

ITEM 1. REPORT TO STOCKHOLDERS

                           EQUITY SECURITIES TRUST II

                                SEMIANNUAL REPORT
                                  June 30, 2004

EQUITY SECURITIES TRUST II

SEMIANNUAL REPORT
JUNE 30, 2004

TRUSTEES
     Donald J. Puglisi, Managing Trustee
     William R. Latham III
     James B. O'Neill

ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT AND PAYING AGENT
     The Bank of New York
     101 Barclay Street
     New York, New York 10286

SUMMARY INFORMATION

Equity Securities Trust II (the "Trust") is a Delaware business trust. It was created to issue Equity Trust Securities and to carry out the transactions described in this summary. The Equity Trust Securities are securities that represent all of the beneficial interest in the Trust. On December 18, 2001, the Trust sold 9,791,336 Equity Trust Securities to the public at a price of $22.50 each. With part of the net proceeds received from the sale of the Equity Trust Securities, the Trust purchased a portfolio of U.S. Treasury securities and, with the remainder of the proceeds, it purchased prepaid forward contracts for the purchase of Rainbow Media Group Class A tracking stock (the "Tracking Stock") issued by Cablevision Systems Corporation ("Cablevision") from certain subsidiaries of AT&T Corp. These subsidiaries are referred to in this summary as the "Sellers." In August 2002 each share of the Tracking Stock was exchanged for
1.1909 shares of Cablevision NY Group Class A Common Stock (the "Class A
Stock").

The terms of the Equity Trust Securities are designed to give the holders a higher current yield than they would receive by owning the Class A Stock, while also giving them the chance to share in the increased value of Class A Stock if its price goes up. Cablevision does not currently pay dividends on its common stock and has stated that it does not intend to do so, but in the future Cablevision might pay dividends that are higher than the distributions holders will receive from the trust. Holders of the Equity Trust Securities will receive less than they paid for their securities if the price of 1.1909 shares Class A Stock is below that price when the trust terminates on or shortly after February 15, 2005 (which is referred to below as the "Exchange Date"), but they will receive only part of the increased value if the price of the Class A Stock goes up, and then only if the price is above $23.05 per share shortly before the Exchange Date.

Each Equity Trust Security entitles the holder to a cash distribution of $0.3516 on each February 15, May 15, August 15 and November 15, ending on February 15, 2005. Those payments are made from maturing U.S. Treasury securities that the Trust acquired when it issued the Equity Trust Securities.

Holders of the Equity Trust Securities originally were entitled to receive between 0.8197 and 1.0 shares of Tracking Stock for each Equity Trust Security owned on the Exchange Date. However, as a result of the exchange of Class A Stock for Tracking Stock, on the Exchange Date holders of the Equity Trust Securities will receive between 0.9762 and 1.1909 shares of Class A Stock for each Equity Trust Security owned. If, shortly before the Exchange Date, the price of the Class A Stock is more than $23.05 per share, holders will receive
0.9762 shares of Class A Stock, or the cash equivalent, for each Equity Trust Security owned. If the price of the Class A Stock is more than $18.89 per share but less than or equal to $23.05 per share, holders will receive Class A Stock worth $22.50, or the cash equivalent, for each Equity Trust Security. Finally, if the price of Class A Stock is $18.89 per share or less, holders will receive
1.1909 shares of Class A Stock, or the cash equivalent, for each Equity Trust Security owned. Those amounts will be adjusted if Cablevision splits its stock, pays a stock dividend, issues warrants or distributes certain types of assets or if certain other events occur.

Under their prepaid forward contracts with the Trust, the Sellers have the option to deliver cash to the Trust instead of shares of Class A Stock. If the Sellers decide to deliver cash, holders will receive the cash value of the Class A Stock they would have received under the Sellers' contracts instead of the shares themselves. If Cablevision merges into another company or liquidates, holders may receive shares of the other company or cash instead of Class A Stock on the Exchange Date. If a Seller defaults under its prepaid forward contract with the Trust, the obligations of the Sellers under their contracts will be accelerated and the Trust will immediately distribute to holders the Class A Stock or cash received by the Trust under the prepaid forward contracts plus the proceeds from the sale of the U.S. Treasury securities then held by the Trust.

The Sellers may elect to deliver cash instead of the Class A Stock subject to their contracts by completing an offering of securities to refinance the Equity Trust Securities (a "rollover offering"). The Sellers may extend the Exchange Date under their prepaid forward contracts to May 15, 2005, but only in connection with a rollover offering. If the Sellers extend the Exchange Date, they must deliver cash to be distributed as an additional partial distribution at the rate of $0.3516 per quarter for the period beginning on February 15, 2005 and ending on the extended Exchange Date. If the Sellers complete a rollover offering and have extended the Exchange Date, the Sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the extended Exchange Date. If the Sellers have elected to extend the Exchange Date to May 15, 2005, the Sellers will also have the option, in connection with the consummation of the rollover offering, of later accelerating the Exchange Date to between February 15, 2005 and May 15, 2005, in which case the Sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the accelerated Exchange Date.

This is only a summary of certain provisions and features of the Equity Trust Securities and is not a complete statement of their terms. For a more complete description of the terms of these securities, you should refer to the Trust's prospectus dated December 12, 2001. A copy of this prospectus may be found in the Securities and Exchange Commission's Electronic Data Gathering, Analysis and Retrieval (EDGAR) system at http://www.sec.gov.

EQUITY SECURITIES TRUST II

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

(UNAUDITED)

ASSETS

   Investments, at value (cost $182,155,877)                                                    $      216,718,670
   Cash                                                                                                      3,293
   Prepaid expenses                                                                                         43,673
                                                                                                ------------------
              TOTAL ASSETS                                                                      $      216,765,636
                                                                                                ------------------
LIABILITIES

    Unearned expense reimbursement                                                                          43,673
                                                                                                ------------------
              TOTAL LIABILITIES                                                                             43,673
                                                                                                ------------------
              NET ASSETS                                                                        $      216,721,963
                                                                                                ==================

COMPOSITION OF NET ASSETS

   Equity Trust Securities
      9,791,337 shares issued and outstanding (Note 9)                                          $      182,159,170
   Unrealized appreciation of investments                                                               34,562,793
                                                                                                ------------------
              NET ASSETS                                                                        $      216,721,963
                                                                                                ==================
              NET ASSET VALUE PER SHARE ($216,721,963/9,791,337 shares outstanding)             $            22.13
                                                                                                ==================

   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II

SCHEDULE OF INVESTMENTS
JUNE 30, 2004

(UNAUDITED)

                                              PAR         MATURITY       COST           MARKET
SECURITIES DESCRIPTION                       VALUE          DATE                        VALUE
UNITED STATES GOVERNMENT SECURITIES
United States Treasury STRIPS             $   3,443,000   08/15/04  $    3,429,410  $    3,438,387
United States Treasury STRIPS                 3,443,000   11/15/04       3,396,127       3,423,375
United States Treasury STRIPS                 3,443,000   02/15/05       3,365,240       3,406,504
                                          -------------             --------------  --------------
                                          $  10,329,000                 10,190,777      10,268,266
                                          =============

FORWARD PURCHASE CONTRACTS:
      Cablevision NY Group Class A
          Common Stock  (see Note 8)                                   171,965,100     206,450,404
                                                                    --------------  --------------
              Total                                                 $  182,155,877  $  216,718,670
                                                                    ==============  ==============

   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004

(UNAUDITED)

INTEREST INCOME                                                                                   $       226,193

EXPENSES:
   Administrative fees and expenses                                             $      18,105
   Legal fees                                                                           4,723
   Trustees' fees                                                                       5,667
   Other expenses                                                                       6,061
                                                                                -------------
              TOTAL FEES AND EXPENSES                                                  34,556

Expense Reimbursement (Note 7)

                                                                                      (34,556)
                                                                                -------------
              TOTAL EXPENSES - NET                                                                              -
                                                                                                  ---------------
              NET INVESTMENT INCOME                                                                       226,193

              NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                                    (30,516,572)
                                                                                                  ---------------
              NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $   (30,290,379)
                                                                                                  ===============

   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 AND
YEAR ENDED DECEMBER 31, 2003

(UNAUDITED)

                                                           SIX MONTHS
                                                              ENDED          Year ended
                                                             JUNE 30,       December 31,
                                                              2004             2003
                                                          -------------    -------------
OPERATIONS:

   Net investment income                                  $     226,193    $     714,411
   Net change in unrealized appreciation of investments     (30,516,572)      73,286,408
                                                          -------------    -------------
              NET (DECREASE) INCREASE IN NET ASSETS
                 FROM OPERATIONS                            (30,290,379)      74,000,819
                                                          -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (226,193)        (714,411)
   Return of capital                                         (6,659,075)     (13,056,126)
                                                          -------------    -------------
              TOTAL DISTRIBUTIONS                            (6,885,268)     (13,770,537)
                                                          -------------    -------------
              NET (DECREASE) INCREASE IN NET ASSETS FOR
                 THE PERIOD                                 (37,175,647)      60,230,282

              NET ASSETS, BEGINNING OF PERIOD               253,897,610      193,667,328
                                                          -------------    -------------
              NET ASSETS, END OF PERIOD                   $ 216,721,963    $ 253,897,610
                                                          -------------    -------------

   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

NOTE 1. ORGANIZATION

Equity Securities Trust II ("Trust") was established on October 30, 2001 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In December 2001, the Trust sold Equity Trust Securities to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for prepaid forward purchase contracts for shares of Rainbow Media Group Class A Tracking Stock (the "Tracking Stock") from existing stockholders (the "Sellers") of the Tracking Stock. Each Equity Trust Security originally represented between 0.8197 and 1.00 share of the Tracking Stock or cash equal to the value of those shares. Effective August 20, 2002, each share of the Tracking Stock was exchanged for 1.1909 shares of Cablevision NY Group Common Stock ("Cablevision"). As a result, each Equity Trust Security represents between .9762 and 1.1909 shares of Cablevision or its cash equivalent. The number of shares, or amount of cash, will vary, depending on the average market price of Cablevision over the twenty business days before the Exchange Date. Cablevision, or its cash equivalent, is deliverable pursuant to the contract on February 15, 2005 (the "Exchange Date") but may be extended by the Sellers to any date through May 15, 2005 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with accounting principles generally accepted in the United States of America.

Valuation of investments: The U.S. Treasury STRIPS are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contract is fair valued, in accordance with procedures approved by the Trustees of the Trust, at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto. The estimated value may differ significantly from the value that would have been used had a ready market for the contracts existed, and the difference could be material.

Investment transactions: Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned and consists of amortization of discount. Realized gains and losses are accounted for on the specific identification method.

Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

EQUITY SECURITIES TRUST II

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

NOTE 3. DISTRIBUTIONS

The face amounts and maturities of U.S. Treasury STRIPS held by the Trust correspond to the amounts and payment dates of scheduled distributions to shareholders. Equity Trust Security holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.4064 per annum or $.3516 per quarter (except for the first distribution on February 15, 2002 which was $.2212). Pursuant to the Trust Agreement, the U.S. Treasury STRIPS must be held to maturity unless termination of the Trust is accelerated in which case the U.S. Treasury STRIPS would be sold and the proceeds distributed pro rata to the shareholders. For the six months ended June 30, 2004, the total distribution to shareholders is $6,885,268. The distribution includes net investment income and return of capital of $226,193 and $6,659,075, respectively.

NOTE 4. PURCHASES, SALES AND MATURITIES ON INVESTMENTS

Maturities of U.S. Treasury Strips for the six months ended June 30, 2004 totaled $6,886,000. There were no purchases or sales of the U.S. Treasury Strips or forward purchase contracts during the period.

NOTE 5. TRUSTEES FEES

Each of the three Trustees has been paid a one-time, up front fee of $10,800 for their services during the life of the Trust. The Managing Trustee has been paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total prepaid fees of $36,000 have been paid by the Trust's Sponsor.

NOTE 6. INCOME TAXES

The Trust is treated as a Grantor Trust for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 2004, net unrealized appreciation of investments, based on cost for Federal income tax purposes, of $182,155,877 aggregated $34,562,793, consisting of gross unrealized appreciation and depreciation of investments of $34,562,793, and $0, respectively.

NOTE 7. EXPENSES

The Trust's Sponsor has paid each of the Administrator, the Custodian and the Paying Agent, and each Trustee, at the closing of the offering of the Equity Trust Securities a one-time, up-front amount, and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The Trust's Sponsor has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts and to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent.

NOTE 8. FORWARD PURCHASE CONTRACT

The Trust has acquired and holds forward purchase contracts with existing shareholders of Cablevision (the "Sellers") and paid them $171,965,100 in connection therewith. Pursuant to such contracts on the Exchange Date the Sellers are obligated to deliver to the Trust a number of shares of Cablevision or, at the Sellers' option, its cash equivalent equal to the product of the Exchange Rate times the initial number of shares subject to the Sellers' contracts. The Exchange Rate will vary depending on the average market

EQUITY SECURITIES TRUST II

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

price of Cablevision over the twenty business days before the Exchange Date (the "Average Market Price"). The Exchange Rate will be 1.1909 if the Average Market Price is $18.89 or less, will be .6883 if the Average Market Price is more than $23.05, and will be the rate that would result in the number of shares of Cablevision that would be equal in value to $22.50 if the Average Market Price is more than $18.89 but less than or equal to $23.05. The forward purchase contracts are illiquid and cannot be sold by the Trust.

Offering expenses of $314,000 were paid by the sellers. This amount has been recorded as a reduction in the cost of the forward contract.

The Sellers obligations under the forward purchase contracts are collateralized by shares of Cablevision NY Group Class A Common Stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At June 30, 2004, the Custodian held 11,660,795 shares with an aggregate value of $229,134,622.

NOTE 9. CAPITAL SHARE TRANSACTIONS

During the offering period, the Trust sold 9,791,336 Equity Trust Securities to the public and received net proceeds of $213,381,908 ($220,305,060 less sales commissions and offering expenses of $6,923,152). As of June 30, 2004, there were 9,791,337 Equity Trust Securities issued and outstanding.

EQUITY SECURITIES TRUST I

FINANCIAL HIGHLIGHTS

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

                                                          FOR THE SIX        For the                    For the period from
                                                             MONTHS        Year Ended       For the      December 18,2001
                                                              ENDED         December      Year Ended      (Commencement
                                                             JUNE 30           31,       December 31,    of Operations)to
                                                              2004            2003           2002        December 31,2001
                                                          -----------      -----------   ------------   -------------------
Net asset value, beginning of period                       $    25.93      $     19.78    $     24.06      $      21.82*
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           .02              .07            .10                 -
  Unrealized (loss) gain on investments                         (3.12)            7.48          (3.10)             2.27
                                                           ----------      -----------    -----------      ------------
       NET (DECREASE) INCREASE IN NET ASSET VALUE               (3.10)            7.55          (3.00)             2.27
LESS: DISTRIBUTIONS
  Net investment income                                          (.02)            (.07)         (1.18)                -
  Return of capital                                              (.68)           (1.33)          (.10)                -
                                                           ----------      -----------    -----------      ------------
       TOTAL DISTRIBUTIONS                                       (.70)           (1.40)         (1.28)                -
CAPITAL SHARE TRANSACTIONS:
  Offering costs                                                                     -              -             (0.03)
       Ending net asset value                              $    22.13      $     25.93    $     19.78      $      24.06
                                                           ----------      ===========    ===========      ============
       Ending market value **                              $    21.99      $     25.75    $     20.09      $      23.52
                                                           ----------      ===========    ===========      ============
Total investment return (2)                                    (12.17)%          36.48%         (7.53)%            4.53%
Ratios/supplemental data
  Ratio of expenses to average net assets:
    Before reimbursement (1)                                      .03%             .04%           .05%              .32%
    After reimbursement (1)                                       .00%             .00%           .00%              .00%
  Ratio of net investment income to average net assets:
    Before reimbursement (1)                                      .16%             .31%           .48%              .08%
    After reimbursement (1)                                       .19%             .35%           .53%              .41%
Net assets, end of period (in thousands)                  $   216,722      $   253,897    $   193,667      $    235,597

(1) Annualized

(2) The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for a period of less than one year is not annualized.

* Net proceeds less selling commissions and offering expenses ($1.18 per share)

** Closing price on NYSE at end of period.

ITEM 2.  CODE OF ETHICS

     Not applicable to this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

     Not applicable to this report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

     Not applicable to this report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable to this report.

ITEM 6.  SCHEDULE OF INVESTMENTS

     See "SCHEDULE OF INVESTMENTS" in the Semiannual Report filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable. The registrant invests exclusively in non-voting securities.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

     Not applicable. Neither the registrant nor any "affiliated purchaser" has purchased any equity security of the registrant registered pursuant to section 12 of the Securities Exchange Act of 1934.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     Not applicable to this report.

ITEM 10. CONTROLS AND PROCEDURES

     (a) The registrant's managing trustee has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the 1940 Act (17 CFR 270.30a-2(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

     (a)(2) Certification required by Rule 30a-2(a) under the 1940 Act.

     (b)    Certification required by Rule 30a-2(b) under the 1940 Act.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: September 9, 2004

                                                 EQUITY SECURITIES TRUST II

                                                 By: /s/ Donald J. Puglisi
                                                    ----------------------------
                                                 Name: Donald J. Puglisi
                                                 Title: Managing Trustee

     Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dated: September 9, 2004

                                                 By: /s/ Donald J. Puglisi
                                                     ---------------------------
                                                 Name: Donald J. Puglisi
                                                 Title: Managing Trustee

                                INDEX TO EXHIBITS

EXHIBIT NO.                               DESCRIPTION
-----------                               -----------
 99.CERT           Certification required by Rule 30a-2(a) under the 1940 Act.

 99.CERT906        Certification required by Rule 30a-2(b) under the 1940 Act.